Document and Entity Information	Dec. 02, 2024
Cover [Abstract]
Entity Registrant Name	Addus HomeCare Corp
Amendment Flag	true
Amendment Description	On December 2, 2024, Addus HomeCare Corporation (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) with the Securities and Exchange Commission to report that, on December 2, 2024, Addus HealthCare, Inc., an Illinois corporation (“Addus HealthCare”), a wholly-owned subsidiary of the Company, completed its acquisition of the personal care business (the “Acquired Business”) of Curo Health Services, LLC, a Delaware limited liability company, which does business as Gentiva (“Gentiva”). The financial statements of KAH Hospice Company-Personal Care are in Exhibit 99.1 and we refer to KAH Hospice Company-Personal Care as Gentiva. This Current Report on Form 8-K/A amends the Original Form 8-K to include Item 9.01 set forth below and provide the audited financial statements of the Acquired Business as of, and for the year ended December 31, 2023, the unaudited financial statements of the Acquired Business as of, and for the nine month period ended, September 30, 2024 and the unaudited pro forma combined financial statements as of, and for the nine month period ended, September 30, 2024, and for the year ended December 31, 2023. All other disclosures contained in the Original Form 8-K remain unchanged.
Entity Central Index Key	0001468328
Document Type	8-K/A
Document Period End Date	Dec. 02, 2024
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34504
Entity Tax Identification Number	20-5340172
Entity Address, Address Line One	6303 Cowboys Way
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Frisco
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75034
City Area Code	(469)
Local Phone Number	535-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ADUS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false